ORGANIZATION AND NATURE OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2016
Company's Principal Subsidiaries and VIE Subsidiaries

The Company’s principal subsidiaries and VIE subsidiaries are as follows as of December 31, 2016:

Name of entity	Date of incorporation	Place of incorporation	Legal Ownership
Subsidiaries:

GameNow.net (Hong Kong) Limited (“GameNow Hong Kong”)	January-00	Hong Kong	100%
The9 Computer Technology Consulting (Shanghai) Co., Ltd. (“The9 Computer”)	June-00	PRC	100%
China The9 Interactive Limited (“C9I”)	October-03	Hong Kong	100%
China The9 Interactive (Shanghai) Limited (“C9I Shanghai”)	February-05	PRC	100%
The9 Digital Entertainment Ltd. (“9 Dream”)	July-05	Hong Kong	100%
China The9 Interactive (Beijing) Limited (“C9I Beijing”)	March-07	PRC	100%
Jiu Jing Era Information Technology (Beijing) Limited (“Jiu Jing”)	April-07	PRC	100%

JiuTuo (Shanghai) Information Technology Limited (“JiuTuo”)	July-07	PRC	100%

China Crown Technology Limited (“China Crown Technology”)	November-07	Hong Kong	100%
Asian Development Limited (“Asian Development”)	January-07	Hong Kong	100%
Asian Way Development Limited (“Asian Way”)	November-07	Hong Kong	100%
New Star International Development Limited (“New Star”)	January-08	Hong Kong	100%
Red 5 Studios, Inc. (“Red 5”)	June-05	USA	34.71% (Note 2)
Red 5 Singapore Pte. Ltd. (“Red 5 Singapore”)	April-10	Singapore	34.71% (Note 2)
The9 Interactive, Inc. (“The9 Interactive”)	June-10	USA	100%
Shanghai Jiu Chang Investment Co., Ltd. (“Jiu Chang”)	December-14	PRC	100%
City Channel Ltd. (“City Channel”)	June-06	Hong Kong	100%

Variable interest entity:

Shanghai The9 Information Technology Co., Ltd. (“Shanghai IT”)	September-00	PRC	N/A (Note 4)
Shanghai MengxiangHulian Digital Technology Co., Ltd. (“MengxiangHulian”)	December-11	PRC	20% (Note 4)
Shanghai Fire Wing Information Technology Co., Ltd. (“Shanghai Fire Wing”)	January-12	PRC	None

Subsidiaries of Shanghai IT:

Name of entity	Date of incorporation	Place of incorporation	Legal Ownership Held by Shanghai IT
Shanghai Jiushi Interactive Network Technology Co., Ltd. (“Jiushi”)	July-11	PRC	80%
Shanghai The9 Education Software Technology Co., Ltd. (“The9 Education”)	May-12	PRC	70%
Beijing Chuan Yun Interactive Network Technology Co., Ltd. (“Chuan Yun”)	February-14	PRC	100%
Hangzhou Firerain Network Technology Co., Ltd. (“HZ Firerain”)	October-08	PRC	100%
Shanghai ShencaiChengjiu Information Technology Co., Ltd. (“SH Shencai”)	May-15	PRC	100%
Shanghai Wenhu Network Technology Co., Ltd. (“Shanghai Wenhu”)	November-15	PRC	80%
Wuxi Chuang You Technology Co., Ltd. (“Chuang You”)	July-15	PRC	100%
Wuxi Interest Dynamic Network Technology Co., Ltd. (“Wu Qudong”)	June-16	PRC	100%
Changsha Quxiang Network Technology Co., Ltd. (“Changsha Quxiang”)	June-16	PRC	100%
Shanghai Yuyou Network Technology Co., Ltd. (“Shanghai Yuyou”)	December-16	PRC	80%
Silver Express Investments Ltd. (“Silver Express”)	November-07	Hong Kong	100%